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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



1.    Name and address of issuer:

      PAINEWEBBER PACE SELECT ADVISORS TRUST
      1285 Avenue of the Americas
      New York, NY  10019

2.    Name of each series or class of funds for which this notice is filed:

      PACE Money Market Investments
      PACE Government Securities Fixed Income Investments PACE Intermediate Fixed Income Investments
      PACE Strategic Fixed Income Investments
      PACE Municipal Fixed Income Investments
      PACE Global Fixed Income Investments
      PACE Large Company Value Equity Investments
      PACE Large Company Growth Equity Investments
      PACE Small/Medium Company Value Equity Investments PACE Small/Medium Company Growth Equity Investments PACE International Equity Investments
      PACE International Emerging Markets Equity Investments


3.    Investment Company Act File Number:

      811-8764

      Securities Act File Number:

      33-87254


4.    Last day of fiscal year for which this notice is filed:

      7/31/98


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                             [ ]



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6.    Date of termination of issuer's declaration rule 24f-2(a)(1), if applicable (see Instruction A.6):

      N/A


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

      None.


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

      None.


9.    Number and aggregate sale price of securities sold during the fiscal year:

      $845,463,624


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

      $772,188,199


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

      $73,275,425


12.   Calculation of registration fee:

      (i)     Aggregate sale price of
              securities sold during
              the fiscal year in
              reliance on rule 24f-2
              (from Item 10):                               $772,188,199
                                                             -----------

      (ii)    Aggregate price of shares
              issued in connection with
              dividend reinvestment
              plans (from Item 11, if
              applicable):                                 +  73,275,425
                                                             -----------






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      (iii)   Aggregate price of shares
              redeemed or repurchased
              during the fiscal year
              (if applicable):                              -303,702,517
                                                             -----------

      (iv)    Aggregate price of shares
              redeemed or repurchased
              and previously applied as
              a reduction to filing
              fees pursuant to rule
              24e-2 (if applicable):                        +          0
                                                             -----------

      (v)     Net aggregate price of
              securities sold and
              issued during the fiscal
              year in reliance on rule
              24f-2 [line (i), plus
              line (ii), less line
              (iii), plus line (iv)]
              (if applicable):                              $541,761,107
                                                             -----------

      (vi)    Multiplier prescribed by
              Section 6(b) of the
              Securities Act of 1933 or
              other applicable law or
              regulation (see
              Instruction C.6):                             x 0.000295
                                                             ---------

      (vii)   Fee due (line (1) or line
              (v) multiplied by line (vi))                  $ 159,819.98
                                                             -----------

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of
      Informal and Other Procedures (17 CFR 202.3a).         [X]

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:



                                                                October 26, 1998





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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)
                                              /s/ John J. Lee
                                              ---------------------
                                              Name: John J. Lee
                                              Title: Vice President/
                                                     Assistant Treasurer

Date  October 27, 1998














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